Related Party Transactions (Details)			12 Months Ended
	Sep. 07, 2020 USD ($)	Sep. 07, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 08, 2018 USD ($)	Nov. 08, 2018 CNY (¥)	Mar. 17, 2017 USD ($)	Mar. 17, 2017 CNY (¥)
Related Party Transactions (Details) [Line Items]
Cost of revenue related party			$ 54,598	$ 1,372,302	$ 0
Guaranteed principal creditors amount								$ 3,800,000	¥ 25,000,000
Individual investor borrowed						$ 870,000	¥ 6,000,000
Percentage of interest rate of related party				14.00%		14.00%	14.00%
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Percentage of interest rate of related party			5.00%
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Percentage of interest rate of related party	41.67%	41.67%
Total consideration of acquisition	$ 3,600,000	¥ 25,000,000
Acquisition cash payment	$ 2,700,000	¥ 18,500,000
Number of patents	6	6
Non-cash contribution	$ 900,000	¥ 6,500,000